PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Credit Income Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 91.7% of Net Assets
Non-Convertible Bonds – 86.7%
	Aerospace & Defense – 2.4%
$20,000	Boeing Co. (The), 2.250%, 6/15/2026	$18,004
20,000	Boeing Co. (The), 2.950%, 2/01/2030	16,938
10,000	Boeing Co. (The), 3.200%, 3/01/2029	8,769
5,000	Boeing Co. (The), 3.250%, 2/01/2035	3,802
5,000	Boeing Co. (The), 3.375%, 6/15/2046	3,244
5,000	Boeing Co. (The), 3.500%, 3/01/2039	3,603
15,000	Boeing Co. (The), 3.550%, 3/01/2038	11,051
220,000	Boeing Co. (The), 3.625%, 2/01/2031	192,757
5,000	Boeing Co. (The), 3.625%, 3/01/2048	3,271
35,000	Boeing Co. (The), 3.750%, 2/01/2050	24,126
15,000	Boeing Co. (The), 3.825%, 3/01/2059	9,590
10,000	Boeing Co. (The), 3.850%, 11/01/2048	6,864
15,000	Boeing Co. (The), 3.900%, 5/01/2049	10,532
45,000	Boeing Co. (The), 5.150%, 5/01/2030	43,904
20,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	18,153
125,000	Textron, Inc., 3.000%, 6/01/2030	106,228
20,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	19,724

		500,560

	Airlines – 0.3%
68,534	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	53,172
11,430	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	10,760

		63,932

	Automotive – 1.2%
60,000	Allison Transmission, Inc., 3.750%, 1/30/2031, 144A	49,350
15,000	Ford Motor Co., 3.250%, 2/12/2032	11,249

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$170,000	General Motors Co., 5.200%, 4/01/2045	$138,171
40,000	General Motors Co., 6.250%, 10/02/2043	36,981
5,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(a)	4,232

		239,983

	Banking – 12.0%
40,000	Ally Financial, Inc., 2.200%, 11/02/2028	31,187
65,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(a)	43,469
50,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(a)	31,313
40,000	American Express Co., 5.850%, 11/05/2027	41,641
270,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	260,806
200,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	152,189
215,000	Citigroup, Inc., 4.450%, 9/29/2027	204,983
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	217,820
250,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	219,620
150,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	120,253
120,000	Goldman Sachs Group, Inc. (The), (fixed rate to 1/24/2024, variable rate thereafter), 1.757%, 1/24/2025	114,858
390,000	Morgan Stanley, 3.625%, 1/20/2027	367,776
80,000	Morgan Stanley, (fixed rate to 1/21/2027, variable rate thereafter), 2.475%, 1/21/2028	71,084
200,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	173,092
115,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	106,728
200,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	157,020
200,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	179,727

		2,493,566

	Brokerage – 0.9%
15,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	15,128
180,000	Jefferies Financial Group, Inc., 6.500%, 1/20/2043	175,365

		190,493

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – 5.2%
$125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	$100,360
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	99,139
35,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	28,374
25,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	23,302
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	9,681
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	3,683
20,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	15,570
90,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	53,091
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	4,278
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	108,892
200,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	110,527
200,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	111,740
15,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	13,420
155,000	DISH DBS Corp., 5.125%, 6/01/2029	99,992
175,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	147,409
200,000	Time Warner Cable LLC, 4.500%, 9/15/2042	146,421

		1,075,879

	Chemicals – 1.5%
15,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	14,575
10,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	9,509
70,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	67,754
15,000	FMC Corp., 3.450%, 10/01/2029	13,221
60,000	Hercules LLC, 6.500%, 6/30/2029	57,022

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$200,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	$157,016

		319,097

	Construction Machinery – 0.7%
90,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	86,820
20,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	19,257
35,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	32,736

		138,813

	Consumer Cyclical Services – 2.5%
10,000	Expedia Group, Inc., 2.950%, 3/15/2031	8,041
195,000	Expedia Group, Inc., 3.250%, 2/15/2030	165,418
50,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	41,860
325,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	283,158
25,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	25,017

		523,494

	Electric – 0.7%
15,000	AES Corp. (The), 2.450%, 1/15/2031	11,933
5,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	4,410
60,000	Calpine Corp., 3.750%, 3/01/2031, 144A	48,309
20,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	17,768
35,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	30,952
15,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	14,792
20,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	18,236

		146,400

	Finance Companies – 7.1%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028	134,902
105,000	Air Lease Corp., 3.125%, 12/01/2030	87,013
205,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	170,964
40,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(a)	33,429

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$125,000	Aircastle Ltd., 4.125%, 5/01/2024	$120,831
15,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(a)	11,550
40,000	Ares Capital Corp., 2.875%, 6/15/2028	32,073
60,000	Ares Capital Corp., 3.200%, 11/15/2031	44,031
35,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	30,470
30,000	Barings BDC, Inc., 3.300%, 11/23/2026	25,427
115,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	95,222
40,000	FS KKR Capital Corp., 3.125%, 10/12/2028	32,247
35,000	FS KKR Capital Corp., 3.400%, 1/15/2026	31,036
75,000	Hercules Capital, Inc., 3.375%, 1/20/2027	64,300
60,000	Navient Corp., 5.000%, 3/15/2027	52,525
30,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	25,474
10,000	OneMain Finance Corp., 7.125%, 3/15/2026	9,509
50,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	41,247
50,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	39,259
60,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	48,911
140,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	120,003
75,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	59,433
160,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	122,124
60,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	44,812

		1,476,792

	Financial Other – 0.9%
30,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	25,370
115,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	105,294
35,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	27,212
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026	32,422

		190,298

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 1.5%
$30,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	$27,967
5,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	4,887
20,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	16,553
10,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	7,817
10,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	8,505
50,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	48,499
60,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	51,764
190,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	144,665

		310,657

	Gaming – 0.9%
20,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	15,988
55,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	52,465
5,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	4,800
85,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029, 144A	74,497
20,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	18,658
5,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	4,705
5,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	4,794
10,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	9,903

		185,810

	Government Owned – No Guarantee – 0.1%
25,000	EcoPetrol S.A., 4.625%, 11/02/2031	19,096

	Health Insurance – 0.7%
90,000	Centene Corp., 2.500%, 3/01/2031	70,423
35,000	Centene Corp., 2.625%, 8/01/2031	27,503
20,000	Centene Corp., 3.000%, 10/15/2030	16,395
5,000	Centene Corp., 4.625%, 12/15/2029	4,569

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Health Insurance – continued
$25,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	$20,761

		139,651

	Healthcare – 1.7%
15,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	11,943
75,000	Cigna Corp., 4.375%, 10/15/2028	72,333
86,781	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	77,084
5,000	Encompass Health Corp., 4.750%, 2/01/2030	4,391
165,000	HCA, Inc., 4.125%, 6/15/2029	150,627
25,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	22,368
10,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	8,953

		347,699

	Home Construction – 0.5%
75,000	MDC Holdings, Inc., 3.966%, 8/06/2061	41,913
70,000	PulteGroup, Inc., 6.000%, 2/15/2035	66,931

		108,844

	Independent Energy – 3.0%
150,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	131,460
113,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	83,698
100,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	93,086
20,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	16,561
25,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	22,375
40,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	34,850
10,000	EQT Corp., 3.125%, 5/15/2026, 144A	9,190
30,000	EQT Corp., 3.625%, 5/15/2031, 144A	25,423
45,000	EQT Corp., 3.900%, 10/01/2027	41,542
10,000	EQT Corp., 5.000%, 1/15/2029	9,388
10,000	EQT Corp., 5.700%, 4/01/2028	9,946

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$30,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	$29,888
5,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	5,645
45,000	Ovintiv Exploration, Inc., 5.375%, 1/01/2026	44,551
50,000	Ovintiv, Inc., 6.500%, 8/15/2034	50,312
5,000	Southwestern Energy Co., 4.750%, 2/01/2032	4,273

		612,188

	Industrial Other – 0.1%
20,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	16,252

	Leisure – 0.7%
40,000	Carnival Corp., 5.750%, 3/01/2027, 144A	28,562
30,000	Carnival Corp., 6.000%, 5/01/2029, 144A	19,991
30,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	23,564
25,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	21,639
10,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	7,382
60,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	47,883

		149,021

	Life Insurance – 1.1%
50,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	43,128
55,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	50,744
95,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	73,424
30,000	Athene Holding Ltd., 3.500%, 1/15/2031	24,633
30,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	28,527

		220,456

	Lodging – 1.3%
60,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	48,048
40,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031, 144A	33,690
10,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	8,162

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$25,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	$21,500
5,000	Hyatt Hotels Corp., 5.625%, 4/23/2025	4,961
3,000	Marriott International, Inc., Series EE, 5.750%, 5/01/2025	3,026
25,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	23,328
20,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	16,196
20,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	16,592
45,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	36,667
75,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	62,195

		274,365

	Media Entertainment – 1.8%
85,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	69,219
75,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	63,531
20,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	17,008
10,000	Netflix, Inc., 4.875%, 4/15/2028	9,656
135,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	125,901
5,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	4,850
5,000	Netflix, Inc., 5.875%, 11/15/2028	5,068
15,000	Netflix, Inc., 6.375%, 5/15/2029	15,439
15,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029, 144A	13,001
60,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	49,471

		373,144

	Metals & Mining – 3.6%
200,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	189,154
35,000	ArcelorMittal S.A., 7.000%, 10/15/2039	35,519
25,000	ATI, Inc., 5.875%, 12/01/2027	23,907
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	187,645

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$45,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	$37,426
15,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	13,619
35,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	32,599
40,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	37,775
135,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	126,274
20,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	18,874
35,000	Novelis Corp., 4.750%, 1/30/2030, 144A	31,030
10,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	8,615

		742,437

	Midstream – 2.2%
55,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	45,492
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	9,637
55,000	Energy Transfer LP, 4.000%, 10/01/2027	51,330
35,000	Energy Transfer LP, 5.750%, 2/15/2033	34,243
30,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	24,097
35,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	31,296
15,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	12,824
15,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	14,611
80,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	75,980
15,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	13,036
25,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	18,125
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	12,610
5,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	4,515
60,000	Valero Energy Partners LP, 4.500%, 3/15/2028	58,175
10,000	Western Midstream Operating LP, 4.300%, 2/01/2030	8,729
20,000	Western Midstream Operating LP, 5.300%, 3/01/2048	16,445

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$5,000	Western Midstream Operating LP, 5.450%, 4/01/2044	$4,154
10,000	Western Midstream Operating LP, 5.500%, 2/01/2050	8,238

		443,537

	Paper – 0.2%
45,000	Suzano Austria GmbH, 3.750%, 1/15/2031	37,752

	Pharmaceuticals – 1.7%
65,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	41,343
55,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	26,400
5,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	2,417
50,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	43,953
85,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	74,332
250,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	152,856

		341,301

	Property & Casualty Insurance – 1.1%
175,000	Fidelity National Financial, Inc., 2.450%, 3/15/2031	133,500
65,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	55,851
55,000	Stewart Information Services Corp., 3.600%, 11/15/2031	42,148

		231,499

	REITs – Apartments – 0.0%
10,000	American Homes 4 Rent, 2.375%, 7/15/2031	7,713

	REITs – Diversified – 0.1%
15,000	EPR Properties, 3.600%, 11/15/2031	10,867

	REITs – Mortgage – 0.1%
15,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	12,600

	REITs – Office Property – 0.0%
10,000	Corporate Office Properties LP, 2.750%, 4/15/2031	7,484

	REITs – Shopping Centers – 0.8%
115,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	100,603

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs – Shopping Centers – continued
$75,000	SITE Centers Corp., 3.625%, 2/01/2025	$70,784

		171,387

	Restaurants – 0.7%
125,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	111,926
45,000	Yum! Brands, Inc., 4.625%, 1/31/2032	39,776

		151,702

	Retailers – 0.1%
20,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	16,484
10,000	Tapestry, Inc., 3.050%, 3/15/2032	7,783

		24,267

	Technology – 6.0%
20,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	14,705
30,000	Broadcom, Inc., 4.150%, 11/15/2030	26,885
55,000	Broadcom, Inc., 4.300%, 11/15/2032	48,474
10,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	8,878
10,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,517
90,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	74,163
130,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	88,296
60,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	48,372
65,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	59,276
5,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	4,295
15,000	Fidelity National Information Services, Inc., 5.100%, 7/15/2032	14,448
35,000	FLEX Ltd., 6.000%, 1/15/2028	34,924
5,000	Gartner, Inc., 3.625%, 6/15/2029, 144A	4,394
5,000	Global Payments, Inc., 2.900%, 11/15/2031	3,943
15,000	Global Payments, Inc., 5.300%, 8/15/2029	14,502
30,000	Global Payments, Inc., 5.400%, 8/15/2032	28,571

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$60,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	$52,140
35,000	Jabil, Inc., 1.700%, 4/15/2026	31,015
30,000	Marvell Technology, Inc., 2.450%, 4/15/2028	25,393
25,000	Marvell Technology, Inc., 2.950%, 4/15/2031	20,108
265,000	Micron Technology, Inc., 4.663%, 2/15/2030	240,348
25,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	19,306
5,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	4,792
15,000	Open Text Corp., 6.900%, 12/01/2027, 144A	15,000
60,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	48,130
60,000	Oracle Corp., 3.950%, 3/25/2051	42,746
30,000	Oracle Corp., 6.150%, 11/09/2029	31,139
60,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	48,206
55,000	S&P Global, Inc., 4.250%, 5/01/2029, 144A	52,488
60,000	TD SYNNEX Corp., 1.750%, 8/09/2026	50,998
35,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	32,765
30,000	Western Digital Corp., 2.850%, 2/01/2029	23,210
30,000	Western Digital Corp., 4.750%, 2/15/2026	28,252

		1,248,679

	Treasuries – 18.7%
135,000	U.S. Treasury Bond, 1.125%, 8/15/2040	83,837
255,000	U.S. Treasury Bond, 1.875%, 2/15/2051	162,065
155,000	U.S. Treasury Bond, 2.250%, 2/15/2052	107,786
415,000	U.S. Treasury Bond, 3.250%, 5/15/2042	363,838
1,400,000	U.S. Treasury Note, 0.125%, 1/31/2023	1,395,781
780,000	U.S. Treasury Note, 0.125%, 4/30/2023	769,275
805,000	U.S. Treasury Note, 0.250%, 9/30/2023	778,240

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$230,000	U.S. Treasury Note, 1.500%, 2/29/2024	$221,698

		3,882,520

	Wireless – 2.6%
80,000	Crown Castle, Inc., 2.500%, 7/15/2031	64,469
70,000	SBA Communications Corp., 3.125%, 2/01/2029	58,204
130,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	114,500
65,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	56,147
265,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	240,041

		533,361

	Total Non-Convertible Bonds (Identified Cost $21,112,325)	17,963,596

Convertible Bonds – 5.0%
	Airlines – 0.5%
20,000	JetBlue Airways Corp., 0.500%, 4/01/2026	14,582
85,000	Southwest Airlines Co., 1.250%, 5/01/2025	102,085

		116,667

	Cable Satellite – 1.2%
40,000	DISH Network Corp., Zero Coupon, 0.000%-8.380%, 12/15/2025(b)	25,605
350,000	DISH Network Corp., 3.375%, 8/15/2026	219,275

		244,880

	Consumer Cyclical Services – 0.3%
5,000	Peloton Interactive, Inc., Zero Coupon, 0.798%, 2/15/2026(c)	3,540
65,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.152%, 12/15/2025(b)	54,898

		58,438

	Gaming – 0.1%
10,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	14,740

	Healthcare – 0.5%
140,000	Teladoc Health, Inc., 1.250%, 6/01/2027	107,547

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Convertible Bonds – continued
	Leisure – 0.2%
$60,000	NCL Corp. Ltd., 1.125%, 2/15/2027	$41,096

	Media Entertainment – 0.3%
30,000	Bilibili, Inc., 0.500%, 12/01/2026	22,050
30,000	Snap, Inc., Zero Coupon, 6.709%-6.954%, 5/01/2027(b)	20,955
25,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.777%, 3/15/2026(b)	20,125

		63,130

	Pharmaceuticals – 1.3%
195,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	209,539
15,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027(c)	9,329
25,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026(c)	23,078
40,000	Livongo Health, Inc., 0.875%, 6/01/2025	35,015

		276,961

	Technology – 0.6%
25,000	Nutanix, Inc., 0.250%, 10/01/2027	20,912
20,000	RingCentral, Inc., Zero Coupon, 7.630%-7.929%, 3/15/2026(b)	15,700
60,000	Splunk, Inc., 1.125%, 6/15/2027	50,628
30,000	Unity Software, Inc., Zero Coupon, 7.084%-8.213%, 11/15/2026(b)	22,455
5,000	Wolfspeed, Inc., 0.250%, 2/15/2028, 144A	4,323
10,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	9,005

		123,023

	Total Convertible Bonds (Identified Cost $1,318,045)	1,046,482

	Total Bonds and Notes (Identified Cost $22,430,370)	19,010,078

Collateralized Loan Obligations – 3.3%
250,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 7.143%, 4/20/2034, 144A(d)	229,898
250,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.900%, 6.979%, 7/15/2030, 144A(d)	231,377
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 7.493%, 4/20/2034, 144A(d)	218,641

	Total Collateralized Loan Obligations (Identified Cost $750,000)	679,916

Shares	Description	Value (†)

Preferred Stocks – 1.1%
Convertible Preferred Stocks – 1.1%
	Banking – 1.0%
97	Bank of America Corp., Series L, 7.250%	$112,520
83	Wells Fargo & Co., Class A, Series L, 7.500%	98,355

		210,875

	Technology – 0.1%
273	Clarivate PLC, Series A, 5.250%	10,341

	Total Preferred Stocks (Identified Cost $281,607)	221,216

Principal Amount

Short-Term Investments – 2.9%
$396,846	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $396,925 on 1/03/2023 collateralized by $462,700 U.S. Treasury Note, 1.250% due 3/31/2028 valued at $404,826 including accrued interest(e)	396,846
205,000	U.S. Treasury Bills, 4.028%, 2/02/2023(f)	204,350

	Total Short-Term Investments (Identified Cost $601,112)	601,196

	Total Investments – 99.0% (Identified Cost $24,063,089)	20,512,406
	Other assets less liabilities – 1.0%	204,503

	Net Assets – 100.0%	$20,716,909

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund. The books and records of the Fund are maintained in U.S. dollars.

The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Perpetual bond with no specified maturity date.
(b)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(d)	Variable rate security. Rate as of December 31, 2022 is disclosed.
(e)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the value of Rule 144A holdings amounted to $6,603,901 or 31.9% of net assets.

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	3/22/2023	9	$1,219,606	$1,208,813	$(10,793)
Ultra 10 Year U.S. Treasury Note	3/22/2023	7	835,478	827,968	(7,510)

Total					$(18,303)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$19,010,078	$—	$19,010,078
Collateralized Loan Obligations	—	679,916	—	679,916
Preferred Stocks*	221,216	—	—	221,216
Short-Term Investments	—	601,196	—	601,196

Total	$221,216	$20,291,190	$—	$20,512,406

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(18,303)	$—	$—	$(18,303)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may use futures contracts to gain investment exposure. As of December 31, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2022:

Liabilities_	Unrealized depreciation futures contracts
Exchange-traded liability derivatives Interest rate contracts	$(18,303)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 106,932	$ 106,932

Industry Summary at December 31, 2022 (Unaudited)

Treasuries	18.7%
Banking	13.0
Finance Companies	7.1
Technology	6.7
Cable Satellite	6.4
Metals & Mining	3.6
Pharmaceuticals	3.0
Independent Energy	3.0
Consumer Cyclical Services	2.8
Wireless	2.6
Aerospace & Defense	2.4
Healthcare	2.2
Midstream	2.2
Media Entertainment	2.1
Other Investments, less than 2% each	17.0
Collateralized Loan Obligations	3.3
Short-Term Investments	2.9

Total Investments	99.0
Other assets less liabilities (including futures contracts)	1.0

Net Assets	100.0%